INVENTORIES	12 Months Ended
Sep. 30, 2024
INVENTORIES
INVENTORIES

5.           INVENTORIES

As of September 30, 2023 and 2024, inventories are comprised of work in progress of RMB 13 million and RMB12.9 million, respectively. No inventories have been pledged as collateral for bank loans as of September 30, 2023 and 2024.

	September 30,
	2023	2024
	RMB	RMB
Raw materials	—	160
Finished goods	4,536	7,004
Work in progress	8,503	5,710

	13,039	12,874